Acquisition of Ely, Golden Valley and Abitibi	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Acquisition of Ely, Golden Valley and Abitibi

3. Acquisitions of Ely, Golden Valley and Abitibi

Acquisition of Ely

On August 23, 2021, the Company completed the acquisition of all of the outstanding common shares Ely (the "Ely Shares") by way of a statutory plan of arrangement under the Business Corporations Act (British Columbia). The Company issued 30,902,176 GRC Shares and paid $65 million (C$84 million) in cash. Each of the 15,946,732 warrants to purchase Ely Shares (an "Ely Warrant") that were outstanding immediately prior to the effective time represent the right to acquire, on valid exercise thereof (including payment of the applicable exercise price), 0.2450 of a GRC Share plus C$0.0001.

3. Acquisitions of Ely, Golden Valley and Abitibi (continued)

Acquisition of Ely (continued)

The Ely Warrants are exercisable into 3,906,949 of GRC Shares with no change in the aggregate underlying exercise price denominated in Canadian dollar. The estimated total value for the Ely Warrants of $5,641 at the closing date is included in total consideration, of which $2,603 is classified as equity in accordance with IFRS 2 Share-based Payment and presented in reserve and $3,038 is classified as derivative liabilities in accordance with IAS 32 Financial Instruments: Presentation because they are denominated in Canadian dollars, which differs from the Company's functional currency. The change in fair value on the warrant derivative liabilities has been recorded as change in fair value of derivative liability in the consolidated statements of comprehensive loss.

The following table summarizes the fair value of the consideration paid and the fair values of the assets acquired, and liabilities assumed on the closing date:

($)
Consideration paid
Cash paid to Ely shareholders(1)	65,016
GRC Shares issued to Ely shareholders(1)	130,194
15,946,732 Ely Warrants deemed to be exchanged for GRC Shares	5,641
Total consideration	200,851

Allocation of consideration
Cash and cash equivalents	6,769
Short-term investments	1,291
Accounts receivable	262
Prepaid and other receivables	193
Reclamation bond	22
Property, plant & equipment	48
Royalties and other mineral interests	238,864
Accounts payable and accrued liabilities	(3,847)
Lease obligation	(51)
Deferred income tax liability	(42,700)
Net assets acquired	200,851

(1)
Consideration excludes a portion of cash ($330) and share ($213) consideration representing the excess of the value of consideration over the intrinsic value of Ely's share options outstanding prior to the closing date. Such excess is recorded as share-based compensation in the consolidated statements of comprehensive loss on the closing date.

The GRC shares issued to Ely shareholders were measured based on a share price of $4.22, the share price of GRC immediately prior to the closing of the transaction. The fair value of the Ely Warrants at the time of the acquisition was estimated based on the Black-Scholes option pricing model using the following weighted average assumptions: risk-free interest rate of 0.40%, expected life of the Ely Warrant of 1.91 years, expected volatility of 37%, expected dividend yield of 0% and estimated forfeiture rate of 0%. The weighted average fair value of the Ely Warrants deemed to be exchanged on the closing date was $0.35 per Ely Warrant.

The fair value of short-term investments acquired was estimated using their quoted market prices. The fair values of producing and development stage royalties were estimated using discounted cash flow models. Expected future cash flows used to estimate the fair value of these royalties are based on estimates of future gold prices, projected future production, estimated quantities of mineral reserves and resources, expected future production costs, and discount rates at the closing date. The fair values of exploration stage royalties were estimated using a market approach based on comparable market transactions. The fair value of receivables and payables are equal to their gross contractual amounts at the closing date.

Transaction costs of $2.9 million were expensed in the consolidated statements of comprehensive loss and included advisory and consulting fees of $1.9 million and legal and other professional fees of $1.0 million. On closing date, the Company recognized share-based compensation of $543, of which $330 was paid from the cash consideration and $213 was paid from the share consideration, representing the excess of consideration given to Ely share option holders over the intrinsic value of options to purchase Ely Shares outstanding immediately prior to the closing date. The intrinsic value of Ely's share options was determined based on Ely's share price on the last trading day prior to the closing date. The difference between the intrinsic value and the value of the cash consideration and GRC Shares that the Ely Shares were exchanged for, has been treated as share-based compensation expense.

Acquisition of Golden Valley and Abitibi

On November 5, 2021, the Company completed business combinations with Golden Valley and Abitibi by way of statutory plans of arrangement (the "Arrangements"). Pursuant to the Arrangements, the Company acquired all the issued and outstanding Golden Valley and Abitibi common shares, whereby:

•
GRC issued 2.1417 GRC Shares to Golden Valley shareholders for each Golden Valley common share; and
•
GRC issued 4.6119 GRC Shares to Abitibi shareholders for each Abitibi common share.

3. Acquisitions of Ely, Golden Valley and Abitibi (continued)

Acquisition of Golden Valley and Abitibi (continued)

The total consideration paid by the Company to holders of Golden Valley and Abitibi shares on the closing date consisted of an aggregate of 61,104,200 GRC Shares. Additionally, pursuant to the Golden Valley Arrangement, each of its 1,166,389 options that were outstanding immediately prior to the effective time were exchanged for 2,498,045 options to purchase GRC Shares.

Based on the GRC share price, GRC Shares issued, and the fair value of GRC share options issued in exchange for Golden Valley options, the total consideration for the acquisition was $305,957. The Company also incurred consulting fees payable to financial advisors of approximately $3,000. On the closing date, the total amount of cash and marketable securities acquired by the Company was $34,922. The Company began consolidating the operating results, cash flows and net assets of Golden Valley and Abitibi beginning on November 5, 2021.

On completion of the transaction, the Company acquired royalties, included, among other things:

•
Four royalties (1.5% net smelter return ("NSR"), 2% NSR, 3% NSR, 15% Net Profit Interest ("NPI")) on portions of the Canadian Malartic Property; and
•
A royalty (2.5% to 4.0% NSR) on Cheechoo, proximate to Newmont Corporation’s Éléonore Mine in Québec.

The following table summarizes the fair value of the consideration paid and the fair values of the assets acquired, and liabilities assumed on the closing date:

($)
Consideration paid
GRC Shares issued to Abitibi and Golden Valley Shareholders	296,966
1,166,389 Golden Valley share options deemed to be exchanged for GRC share options	8,991
Total consideration	305,957

Allocation of consideration
Cash and cash equivalents	10,393
Restricted cash	1,815
Short-term investments	23,360
Prepaid and other receivables	2,756
Royalties and other mineral interests	366,102
Investment in associate	1,360
Accounts payable and accrued liabilities	(5,561)
Derivative liabilities	(691)
Government loan	(48)
Deferred income tax liability	(93,529)
Net assets acquired	305,957

The fair value of short-term investments and investment in associates was estimated based on quoted market prices. The fair value of derivative liabilities was estimated based on quoted market prices of the put and call option contracts (Note 9). The fair values of producing and development stage royalties were estimated using discounted cash flow models. Expected future cash flows used to estimate the fair value of these royalties are based on estimates of future gold prices, projected future production, estimated quantities of mineral reserves and resources, expected future production costs, and discount rates at the closing date. The fair values of exploration stage royalties were estimated using a market approach based on comparable market transactions. The fair value of receivables and payables are equal to their gross contractual amounts at the closing date. The fair value of the option has been estimated based on the Black-Scholes option pricing model using the following weighted average assumptions: risk-free interest rate of 0.40%, expected life of 4.1 years, expected volatility of 37%, expected dividend yield of 0% and estimated forfeiture rate of 0%.